Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended
Dec. 31, 2018
M/T Arionas
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	01/2017
Termination or earliest expected redelivery	05/2018
Gross Daily Hire Rate	$11.0
Net Daily Hire Rate	$10.9
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	0.9
Commencement of Charter	08/2016
Termination or earliest expected redelivery	09/2017
Gross Daily Hire Rate	$21.0
Net Daily Hire Rate	$20.7
M/T Aristotelis
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	01/2017
Termination or earliest expected redelivery	03/2018
Gross Daily Hire Rate	$13.8
Net Daily Hire Rate	$13.6
M/T Ayrton II
Related Party Transaction
Time Charter (TC) in years	2.0
Commencement of Charter	02/2016
Termination or earliest expected redelivery	03/2018
Gross Daily Hire Rate	$18.0
Net Daily Hire Rate	$17.8
M/T Miltiadis M II
Related Party Transaction
Time Charter (TC) in years	0.9
Commencement of Charter	08/2016
Termination or earliest expected redelivery	08/2017
Gross Daily Hire Rate	$25.0
Net Daily Hire Rate	$24.7
M/T Miltiadis M II
Related Party Transaction
Time Charter (TC) in years	0.8 to 1.0
Commencement of Charter	10/2017
Termination or earliest expected redelivery	08/2018
Gross Daily Hire Rate	$18.0
Net Daily Hire Rate	$18.0
M/T Amadeus
Related Party Transaction
Time Charter (TC) in years	2.0
Commencement of Charter	06/2015
Termination or earliest expected redelivery	08/2017
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Atlantas II
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	10/2016
Termination or earliest expected redelivery	12/2017
Gross Daily Hire Rate	$13.0
Net Daily Hire Rate	$12.8
M/T Atlantas II
Related Party Transaction
Time Charter (TC) in years	0.4 to 0.7
Commencement of Charter	01/2018
Termination or earliest expected redelivery	07/2018
Gross Daily Hire Rate	$11.0
Net Daily Hire Rate	$10.9
M/T Amoureux
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	04/2017
Termination or earliest expected redelivery	04/2018
Gross Daily Hire Rate	$22.0
Net Daily Hire Rate	$22.0
M/T Aktoras
Related Party Transaction
Time Charter (TC) in years	0.8 to 1.0
Commencement of Charter	09/2017
Termination or earliest expected redelivery	01/2018
Gross Daily Hire Rate	$11.0
Net Daily Hire Rate	$10.9
M/T Aiolos
Related Party Transaction
Time Charter (TC) in years	0.8 to 1.0
Commencement of Charter	09/2017
Termination or earliest expected redelivery	07/2018
Gross Daily Hire Rate	$11.0
Net Daily Hire Rate	$10.9
M/T Amor
Related Party Transaction
Time Charter (TC) in years	0.2
Commencement of Charter	09/2017
Termination or earliest expected redelivery	01/2018
Gross Daily Hire Rate	$14.0
Net Daily Hire Rate	$13.8